............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................




                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
                 Check here if Amendment [ ]; Amendment Number:
                                                               ---------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ronald Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:
/S/ RONALD RAY
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

February 12, 2001
-----------------------------------------------------------------------
[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         45

Form 13F Information Table Value Total:

         $ 326,074  (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE




                                                                Para Advisors, Inc.
                                                            Form 13F Information Table
                                                                December 31, 2000

                                                            Value      Shares/     Sh/  Put/ Invstmt Other          Voting Authority
Name of Issuer                    Title of  CUSIP          (x$1000)   Prn Amt     Prn  Call Dscretn Managers Sole      Shared None
                                  Class
------------------------------    --------  ------------   --------   --------    ---  ---- ------- -------- -------   ------ ----
ACNIELSEN CORP                    COM         004833109       4,169     115,000   SH        Sole              115,000
ALLAIRE CORP                      COM         016714107         414      82,231   SH        Sole               82,231
BANK UNITED CORPORATION           CL A        065412108       5,650      82,854   SH        Sole               82,854
BEAR STEARNS COS INC              COM         073902108       3,277      64,652   SH        Sole               64,652
CHRIS CRAFT INDS INC              COM         170520100       2,929      44,052   SH        Sole               44,052
CITIGROUP INC                     COM         172967101       2,553      50,000   SH        Sole               50,000
COASTAL CORP                      COM         190441105       8,736      98,920   SH        Sole               98,920
CONEXANT SYSTEMS INC              COM         207142100       2,691     175,000   SH        Sole              175,000
DIGEX INC DEL                     CL A        253756100         450      20,000   SH        Sole               20,000
EARTHGRAINS COMPANY               COM         270319106         765      41,365   SH        Sole               41,365
ECHOSTAR COMMUNICATIONS CORP      CL A        278762109         798      35,059   SH        Sole               35,059
FLOWERS INDUSTRIES INC            COM         343496105       6,362     403,960   SH        Sole              403,960
GALILEO TECHNOLOGY LTD            ORD         M47298100       1,008      75,000   SH        Sole               75,000
GENERAL MOTORS CORP CL H          CL H NEW    370442832       2,353     102,314   SH        Sole              102,314
HARCOURT GENERAL INC              COM         41163G101       8,681     151,768   SH        Sole              151,768
HONEYWELL INTERNATIONAL INC       CL A        438516106      18,780     396,943   SH        Sole              396,943
INFINITY BROADCASTING CORP        COM         45662S102       9,614     344,140   SH        Sole              344,140
J P MORGAN & CO INC               COM         616880100      14,546      86,521   SH        Sole               86,521
KEEBLER FOODS CO                  COM         487256109      12,452     300,499   SH        Sole              300,499
LEHMAN BROTHERS HLDGS INC         COM         524908100       1,750      25,876   SH        Sole               25,876
LITTON INDUSTRIES INC             COM         538021106       4,941      62,790   SH        Sole               62,790
MACKENZIE FINANCIAL CORP          COM         554531103       1,317      75,239   SH        Sole               75,239
MARVELL TECHNOLOGY GROUP          ORD         G5876H105         546      24,891   SH        Sole               24,891
MASSEY ENERGY CORP                COM         576206106       1,339     105,000   SH        Sole              105,000
MERRILL LYNCH & CO INC            COM         590188108       5,432      79,657   SH        Sole               79,657
METHODE ELECTRONICS INC           CL A        591520200       1,146      49,963   SH        Sole               49,963
MOTOROLA INC                      COM         620076109       4,032     199,116   SH        Sole              199,116
PEGASUS COMMUNICATIONS CORP       CL A        705904100       1,781      69,183   SH        Sole               69,183
PENNACO ENERGY INC                COM         708046107         981      50,000   SH        Sole               50,000
QUAKER OATS CO                    COM         747402105      29,059     298,428   SH        Sole              298,428
R H DONNELLEY CORP                COM NEW     74955W307       2,706     111,299   SH        Sole              111,299
COAST FED LITG TR                 RT          19034Q110         127      92,165   SH        Sole               92,165
SDL INC                           COM         784076101       5,059      34,137   SH        Sole               34,137
SHIRE PHARMACEUTICALS GRP PLC     SPONS. ADR  82481R106       3,676      80,123   SH        Sole               80,123
VISHAY INTERTECH INC              COM         928298108       1,134      75,000   SH        Sole               75,000
VOICESTREAM WIRELESS CORP         COM         928615103      41,516     412,580   SH        Sole              412,580
WILLAMETTE INDUSTRIES INC         COM         969133107       7,485     159,460   SH        Sole              159,460
ADC TELECOMMUNICATIONS INC        COM         000886101       5,194     286,552   SH        Sole              286,552
ALCATEL                           SPONS. ADR  013904305      17,860     319,293   SH        Sole              319,293
CITIGROUP INC                     COM         172967101       8,431     165,112   SH        Sole              165,112
PFIZER INC                        COM         717081103      12,942     281,352   SH        Sole              281,352
QWEST COMMUNICATIONS INTL INC     COM         749121109      11,820     288,294   SH        Sole              288,294
VERITAS SOFTWARE CORP             COM         923436109      17,033     194,664   SH        Sole              194,664
VIVENDI UNIVERSAL                 SPONS. ADR  92851S204      15,734     240,897   SH        Sole              240,897
VODAFONE GROUP PLC NEW            SPONS. ADR  92857W100      16,805     469,240   SH        Sole              469,240

REPORT SUMMARY                                              326,074
